Changes In Fair Value On Financial Assets Measured At FVTPL	12 Months Ended
Apr. 30, 2023
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Abstract]
Changes In Fair Value On Financial Assets Measured At FVTPL
8.	CHANGES IN FAIR VALUE ON FINANCIAL ASSETS MEASURED AT FVTPL

	2021	2022	2023
	US$	US$	US$
Changes in fair value on financial assets at FVTPL	9,063	16,940	15,386

During the year ended April 30, 2022, the Group disposed a financial asset measured at FVTPL to an independent third party at a consideration of US$32,520 which was included in other receivables and fully settled as at April 30, 2023 and resulting in a gain on disposal of US$16,752.
During the year ended April 30, 2023, the Group disposed financial assets measured at FVTPL to independent third parties at the consideration of US$25,650 and resulting in a gain on disposal of US$15,036.